COST OF SALES - Royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COST OF SALES
Royalties	$ 5,795	$ 4,819
Camino Rojo Oxide 2% NSR royalty
COST OF SALES
Royalties	4,628	3,818
Mexican 0.5% Extraordinary Mining Duty
COST OF SALES
Royalties	$ 1,167	$ 1,001